Interest in equity investees (Tables)	12 Months Ended
May 31, 2019
Interest in equity investees
Summary of investment in associated company

	May 31,	May 31,
	2019	2018
Associated company
Althea Company Pty Ltd.	$9,311	$4,966
	$9,311	$4,966

Summary of financial information of the Company's associate

	March 31,	March 31,
	2019	2018
Current assets	$18,210	$3,857
Non-current assets	1,125	3
Current liabilities	(655)	(14)
Non-current liabilities	—	—
Net assets	$18,680	$3,846

Summary of reconciliation to carrying amount

	May 31,	May 31,
	2019	2018
Reconciliation to carrying amount:
Opening balance	$4,966	$—
Transfer from long-term investments	—	2,483
Cash contributions, net of share issuance costs	3,258	2,497
Gain on account of dilution of ownership	2,210	—
Share of reported net loss	(1,123)	(14)
Closing balance	$9,311	$4,966